UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 COMMON STOCKS--96.9%
 ----------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.4%
 ----------------------------------------------------------------------------------------------------------
 DISTRIBUTORS--0.9%
 Source Information Management Co. (The) 1                                   800,000   $      9,508,000
 ----------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.5%
 AFC Enterprises, Inc. 1                                                   1,000,000         24,740,000
 ----------------------------------------------------------------------------------------------------------
 Dave & Buster's, Inc. 1                                                     400,000          7,508,000
 ----------------------------------------------------------------------------------------------------------
 Intrawest Corp.                                                             500,000          9,725,000
 ----------------------------------------------------------------------------------------------------------
 Lodgian, Inc. 1                                                             645,000          7,578,750
 ----------------------------------------------------------------------------------------------------------
 Scientific Games Corp., Cl. A 1                                             450,000         11,574,000
                                                                                         ------------------
                                                                                             61,125,750
 ----------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--2.4%
 1-800-FLOWERS.com, Inc. 1                                                   500,000          3,675,000
 ----------------------------------------------------------------------------------------------------------
 ValueVision Media, Inc., Cl. A 1                                          1,600,000         22,800,000
                                                                                         ------------------
                                                                                             26,475,000
 ----------------------------------------------------------------------------------------------------------
 MEDIA--3.1%
 Navarre Corp. 1                                                             450,000          5,568,750
 ----------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                                            3,000,000         29,310,000
                                                                                         ------------------
                                                                                             34,878,750
 ----------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--3.4%
 Blockbuster, Inc., Cl. A                                                  1,250,000         11,450,000
 ----------------------------------------------------------------------------------------------------------
 Blockbuster, Inc., Cl. B                                                    450,000          3,933,000
 ----------------------------------------------------------------------------------------------------------
 Gymboree Corp. 1                                                            250,000          3,220,000
 ----------------------------------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc. 1                                       100,000          2,449,000
 ----------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The) 1                                                        600,000         17,250,000
                                                                                         ------------------
                                                                                             38,302,000
 ----------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--2.2%
 Oxford Industries, Inc.                                                     300,000         11,154,000
 ----------------------------------------------------------------------------------------------------------
 Warnaco Group, Inc. (The) 1                                                 600,000         12,966,000
                                                                                         ------------------
                                                                                             24,120,000

 CONSUMER STAPLES--1.0%
 ----------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.6%
 Performance Food Group Co. 1                                                250,000          6,802,500
 ----------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--0.4%
 J.M. Smucker Co. (The)                                                      100,000          4,665,000

 ENERGY--5.7%
 ----------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.7%
 Pride International, Inc. 1                                                 800,000         18,712,000
 ----------------------------------------------------------------------------------------------------------
 OIL & GAS--4.0%
 Energy Partners Ltd. 1                                                      750,000         16,462,500
 ----------------------------------------------------------------------------------------------------------
 KCS Energy, Inc. 1                                                          400,000          5,820,000
 ----------------------------------------------------------------------------------------------------------
 Plains Exploration & Production Co. 1                                       200,000          5,756,000
 ----------------------------------------------------------------------------------------------------------
 Range Resources Corp.                                                       300,000          6,657,000
 ----------------------------------------------------------------------------------------------------------
 W&T Offshore, Inc. 1                                                        302,500          5,505,500
 ----------------------------------------------------------------------------------------------------------
 Warren Resources, Inc. 1                                                    600,000          5,268,000
                                                                                         ------------------
                                                                                             45,469,000

 1     |     Oppenheimer Small Cap Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 FINANCIALS--19.7%
 ----------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--0.2%
 GFI Group, Inc. 1                                                            14,500   $        380,480
 ----------------------------------------------------------------------------------------------------------
 optionsXpress Holdings, Inc. 1                                               94,300          1,912,404
                                                                                         ------------------
                                                                                              2,292,884
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--2.6%
 BankAtlantic Bancorp, Inc.                                                  485,000          9,321,700
 ----------------------------------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                                                  180,000          8,452,800
 ----------------------------------------------------------------------------------------------------------
 Independence Community Bank Corp.                                            50,000          1,965,000
 ----------------------------------------------------------------------------------------------------------
 Sterling Financial Corp.                                                    260,000          9,750,000
                                                                                         ------------------
                                                                                             29,489,500
 ----------------------------------------------------------------------------------------------------------
 CONSUMER FINANCE--0.1%
 Dollar Financial Corp. 1                                                     67,700          1,083,200
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--4.5%
 Affiliated Managers Group, Inc. 1                                           240,600         15,256,446
 ----------------------------------------------------------------------------------------------------------
 Apollo Investment Corp.                                                     850,000         14,441,500
 ----------------------------------------------------------------------------------------------------------
 Gabelli Asset Management, Inc.                                              125,000          5,981,250
 ----------------------------------------------------------------------------------------------------------
 Knight Trading Group, Inc. 1                                              1,500,000         14,865,000
                                                                                         ------------------
                                                                                             50,544,196
 ----------------------------------------------------------------------------------------------------------
 INSURANCE--3.8%
 Assured Guaranty Ltd.                                                       600,000         10,560,000
 ----------------------------------------------------------------------------------------------------------
 Phoenix Cos., Inc. (The)                                                    425,000          5,554,750
 ----------------------------------------------------------------------------------------------------------
 Platinum Underwriters Holdings Ltd.                                         500,000         14,765,000
 ----------------------------------------------------------------------------------------------------------
 Protective Life Corp.                                                       300,000         12,348,000
                                                                                         ------------------
                                                                                             43,227,750
 ----------------------------------------------------------------------------------------------------------
 REAL ESTATE--5.6%
 BioMed Realty Trust, Inc.                                                   250,000          4,987,500
 ----------------------------------------------------------------------------------------------------------
 Education Realty Trust, Inc. 1                                              651,500         10,938,685
 ----------------------------------------------------------------------------------------------------------
 Newcastle Investment Corp.                                                  700,000         21,168,000
 ----------------------------------------------------------------------------------------------------------
 NorthStar Realty Finance Corp. 1,2                                        2,000,000         20,300,000
 ----------------------------------------------------------------------------------------------------------
 U-Store-It Trust                                                            300,000          4,920,000
                                                                                         ------------------
                                                                                             62,314,185
 ----------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--2.9%
 Bank Mutual Corp.                                                           700,000          8,456,000
 ----------------------------------------------------------------------------------------------------------
 E-LOAN, Inc. 1                                                              500,000          1,620,000
 ----------------------------------------------------------------------------------------------------------
 Franklin Bank Corp. 1                                                       600,000         10,596,000
 ----------------------------------------------------------------------------------------------------------
 NewAlliance Bancshares, Inc.                                                775,000         11,524,250
                                                                                         ------------------
                                                                                             32,196,250

 HEALTH CARE--4.8%
 ----------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.0%
 Andrx Corp. 1                                                               750,000         16,380,000
 ----------------------------------------------------------------------------------------------------------
 Capital Senior Living Corp. 1                                               800,000          4,624,000
 ----------------------------------------------------------------------------------------------------------
 Manor Care, Inc.                                                            400,000         13,820,000
 ----------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc. 1                                                     250,000         10,172,500
                                                                                         ------------------
                                                                                             44,996,500

 2     |     Oppenheimer Small Cap Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.8%
 Watson Pharmaceuticals, Inc. 1                                              300,000   $      8,949,000

 INDUSTRIALS--17.9%
 ----------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.0%
 Orbital Sciences Corp. 1                                                  1,100,000         11,176,000
 ----------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.1%
 Jacuzzi Brands, Inc. 1                                                    1,250,000         12,625,000
 ----------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.5%
 LECG Corp. 1                                                                500,000          8,935,000
 ----------------------------------------------------------------------------------------------------------
 TeleTech Holdings, Inc. 1                                                   750,000          7,965,000
                                                                                         ------------------
                                                                                             16,900,000
 ----------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--2.1%
 Perini Corp. 1                                                              250,000          4,320,000
 ----------------------------------------------------------------------------------------------------------
 Quanta Services, Inc. 1                                                   1,100,000          8,228,000
 ----------------------------------------------------------------------------------------------------------
 URS Corp. 1                                                                 400,000         11,284,000
                                                                                         ------------------
                                                                                             23,832,000
 ----------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.7%
 AMETEK, Inc.                                                                500,000         19,100,000
 ----------------------------------------------------------------------------------------------------------
 MACHINERY--6.2%
 Actuant Corp., Cl. A 1                                                      250,000         13,062,500
 ----------------------------------------------------------------------------------------------------------
 Chicago Bridge & Iron Co. NV                                                350,000         13,230,000
 ----------------------------------------------------------------------------------------------------------
 Esterline Technologies Corp. 1                                              475,000         14,254,750
 ----------------------------------------------------------------------------------------------------------
 Harsco Corp.                                                                100,000          5,459,000
 ----------------------------------------------------------------------------------------------------------
 Idex Corp.                                                                  225,000          8,673,750
 ----------------------------------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                                         200,000         14,678,000
                                                                                         ------------------
                                                                                             69,358,000
 ----------------------------------------------------------------------------------------------------------
 ROAD & RAIL--1.7%
 Old Dominion Freight Line, Inc. 1                                           150,000          5,302,500
 ----------------------------------------------------------------------------------------------------------
 Overnite Corp.                                                              100,000          3,088,000
 ----------------------------------------------------------------------------------------------------------
 Pacer International, Inc. 1                                                 550,000         10,758,000
                                                                                         ------------------
                                                                                             19,148,500
 ----------------------------------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--2.6%
 Hughes Supply, Inc.                                                         550,000         16,709,000
 ----------------------------------------------------------------------------------------------------------
 Interline Brands, Inc. 1                                                    650,000         11,895,000
                                                                                         ------------------
                                                                                             28,604,000

 INFORMATION TECHNOLOGY--12.3%
 ----------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.3%
 ADC Telecommunications, Inc. 1                                            2,000,000          5,140,000
 ----------------------------------------------------------------------------------------------------------
 Carrier Access Corp. 1                                                    1,350,000          9,963,000
                                                                                         ------------------
                                                                                             15,103,000
 ----------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.6%
 Maxtor Corp. 1                                                            1,450,000          6,858,500
 ----------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
 Amphenol Corp., Cl. A 1                                                     300,000         11,799,000
 ----------------------------------------------------------------------------------------------------------
 Lipman Electronic Engineering Ltd.                                          142,500          4,178,100

 3     |     Oppenheimer Small Cap Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
 RadiSys Corp. 1                                                             300,000   $      5,235,000
                                                                                         ------------------
                                                                                             21,212,100
 ----------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.5%
 24/7 Real Media, Inc. 1                                                   1,700,000          5,355,000
 ----------------------------------------------------------------------------------------------------------
 IT SERVICES--2.3%
 Ceridian Corp. 1                                                            600,000         10,620,000
 ----------------------------------------------------------------------------------------------------------
 CSG Systems International, Inc. 1                                           600,000         10,872,000
 ----------------------------------------------------------------------------------------------------------
 Titan Corp. (The) 1                                                         250,000          4,200,000
                                                                                         ------------------
                                                                                             25,692,000
 ----------------------------------------------------------------------------------------------------------
 SOFTWARE--5.7%
 Compuware Corp. 1                                                         1,500,000         10,350,000
 ----------------------------------------------------------------------------------------------------------
 Novell, Inc. 1                                                            1,800,000         10,386,000
 ----------------------------------------------------------------------------------------------------------
 Sonic Solutions, Inc. 1                                                      25,000            445,250
 ----------------------------------------------------------------------------------------------------------
 Synopsys, Inc. 1                                                            600,000         10,200,000
 ----------------------------------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                                       900,000         31,725,000
                                                                                         ------------------
                                                                                             63,106,250

 MATERIALS--8.0%
 ----------------------------------------------------------------------------------------------------------
 CHEMICALS--3.2%
 Airgas, Inc.                                                                450,000         10,584,000
 ----------------------------------------------------------------------------------------------------------
 Albemarle Corp.                                                             400,000         14,044,000
 ----------------------------------------------------------------------------------------------------------
 Celanese Corp., Series A 1                                                  700,000         11,291,000
                                                                                         ------------------
                                                                                             35,919,000
 ----------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.5%
 Smurfit-Stone Container Corp.                                             1,100,000         16,544,000
 ----------------------------------------------------------------------------------------------------------
 METALS & MINING--2.2%
 Century Aluminum Co. 1                                                      600,000         14,952,000
 ----------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc. 1                                                  400,000          9,556,000
                                                                                         ------------------
                                                                                             24,508,000
 ----------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.1%
 Bowater, Inc.                                                               325,000         12,350,000

 TELECOMMUNICATION SERVICES--2.8%
 ----------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
 IDT Corp., Cl. B 1                                                        1,300,000         19,032,000
 ----------------------------------------------------------------------------------------------------------
 Premiere Global Services, Inc. 1                                          1,050,000         10,321,500
                                                                                         ------------------
                                                                                             29,353,500
 ----------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.2%
 SBA Communications Corp. 1                                                  246,700          2,111,752

 UTILITIES--7.3%
 ----------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--4.3%
 AES Corp. (The) 1                                                           800,000         11,240,000
 ----------------------------------------------------------------------------------------------------------
 CMS Energy Corp. 1                                                        1,100,000         11,583,000
 ----------------------------------------------------------------------------------------------------------
 NRG Energy, Inc. 1                                                          400,000         14,000,000
 ----------------------------------------------------------------------------------------------------------
 Reliant Energy, Inc. 1                                                      925,000         11,516,250
                                                                                         ------------------
                                                                                             48,339,250

 4     |     Oppenheimer Small Cap Value Fund

 STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
 -------------------------------------------------------------------------------

                                                                              Shares              Value
 ----------------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.3%
 Southern Union Co.                                                          600,000   $     13,992,000
 ----------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--1.7%
 Equitable Resources, Inc.                                                   160,000          9,126,400
 ----------------------------------------------------------------------------------------------------------
 Questar Corp.                                                               200,000         10,160,000
                                                                                         ------------------
                                                                                             19,286,400
                                                                                         ------------------
 Total Common Stocks (Cost $929,146,406)                                                  1,085,625,717

                                                                           Principal
                                                                              Amount
 ----------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.1%
 ----------------------------------------------------------------------------------------------------------
 Undivided interest of 2.14% in joint repurchase agreement
 (Principal Amount/Value $1,603,710,000, with a maturity value of
 $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $34,295,334 on 2/1/05, collateralized by Federal
 National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
 $1,637,129,989  (Cost $34,293,000)                                  $    34,293,000         34,293,000
 ----------------------------------------------------------------------------------------------------------

 Total Investments, at Value (Cost $963,439,406)                               100.0%     1,119,918,717
 ----------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                 0.0            490,568

                                                                      -------------------------------------
 Net Assets                                                                    100.0%  $  1,120,409,285
                                                                      =====================================

 Footnotes to Statement of Investments

 1. Non-income producing security.
 2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2005 amounts to $20,300,000. Transactions during the period in which the issuer was an affiliate are as follows:


                              SHARES       GROSS          GROSS           SHARES
                    OCTOBER 31, 2004   ADDITIONS     REDUCTIONS  JANUARY 31, 2005
---------------------------------------------------------------------------------
NorthStar Realty
Finance Corp.              1,689,000     311,000             --        2,000,000

                                                     UNREALIZED         DIVIDEND
                                                   APPRECIATION           INCOME
---------------------------------------------------------------------------------
NorthStar Realty
Finance Corp.                                    $    2,319,315               --


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $964,496,695
                                              =============

Gross unrealized appreciation                 $170,862,629
Gross unrealized depreciation                  (15,440,607)
                                              -------------
Net unrealized appreciation                   $155,422,022
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale,

5     |     Oppenheimer Small Cap Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

6     |     Oppenheimer Small Cap Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.

7     |     Oppenheimer Small Cap Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small Cap Value Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005